INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Inventories [Table Text Block]
	June 30, 2012	March 31, 2012
Material on leach pad inventory	$4,037,091	$4,245,418
Gold in carbon inventory	1,262,582	1,462,485
Doré in transit inventory	640,626	578,537
Supplies inventory	84,347	76,576
Total inventory costs	$6,024,646	$6,363,016

March 31, 2012
Material on leach pad inventory	$4,245,418
Gold in carbon inventory	1,462,485
Gold in transit inventory	578,537
Supplies inventory	76,576
Total inventory costs	$6,363,016